Note 2 - Revenue Recognition - Disaggregation of Revenue (Details) - USD ($)		3 Months Ended								12 Months Ended
		Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Gain on equity securities	[1]									$ 209,000	$ (101,000)
Earnings on bank-owned life insurance	[1]									546,000	427,000
Gain on sale of loans	[1]									1,240,000	1,487,000
Revenue from investment services	[2]									727,000	526,000
Other income										1,059,000	1,112,000
Total noninterest income		$ 1,535,000	$ 1,821,000	$ 1,632,000	$ 2,218,000	$ 1,610,000	$ 1,811,000	$ 1,495,000	$ 1,074,000	7,206,000	5,990,000
Gain on other real estate owned										(43,000)	(253,000)
Overdraft Fees [Member]
Noninterest income revenue										727,000	665,000
ATM Banking Fees [Member]
Noninterest income revenue										1,377,000	1,061,000
Service Charge and Other Fees [Member]
Noninterest income revenue										$ 1,321,000	$ 813,000

[1]	Not within scope of ASC 606
[2]	From services offered by the Company through it's servicing partnership with LPL Financial